Other Income and Expenses (Details) - Schedule of Other Income and Expenses - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other income:
Insurance compensation		S/ 9,942	S/ 209	S/ 3,728
Sale of assets		9,816	11,274	9,618
Recovery of provisions and impairments		6,190	2,067	6,070
Penalty income		1,011	4,715	1,883
Supplier debt forgiveness		407	5,244
Change in contract of the call option	[1]		3,706	70,322
Fee adjustments for right of use		2,883	3,678	1,129
Others		7,303	4,346	4,464
Other income		37,552	35,239	97,214
Other expenses:
Net cost of fixed assets disposal		7,470	8,137	7,794
Administrative sanctions and legal processes	[2]	9,912	18,265	61,252
Civil compensation recognized from the Agreement (note 21.a)		249	258,267
Disposal of property, plant and equipment		624	4,137	3,764
Asset impairment	[3]	2	26,211	20,371
Renegotiation of contract with suppliers			6,356	176
Valuation of well abandonment				7,211
Others		5,590	4,480	1,123
Other expenditures		23,847	325,853	101,691
Other income and expenses		S/ 13,705	S/ (290,614)	S/ (4,477)

[1]	As of December 31, 2021, the subsidiary Cumbra Peru S.A. renegotiated the terms of the put option arrangement signed with the minor shareholder Morelco S.A.S. at the acquisition of asset. This renegotiation ended with the signature of a new acquisition agreement for US$ 15.4 million, superseding the original put option arrangement. Therefore, the Company recognized S/ 70.3 million in “Other income – Change in contract of the call option” in 2021. Also, there was a prepayment discount of S/ 3.7 million in 2022.
[2]	As of December 31, 2023, corresponds to: i) Penalty imposed to Cumbra Peru by INDECOPI´s Technical Secretariat for S/ 4 million. ii) Tax penalties for S/ 5.2 million (AENZA S.A.A. for S/ 0.5 million, Cumbra Peru S.A. for S/ 3.2 million, Cumbra Ingenieria S.A. for S/ 1.1 million, and others for S/ 0.4 million); iii) Penalty imposed by OSITRAN to Tren Urbano de Lima S.A. for S/ 0.5 million; iv). Provision of labor proceedings of Cumbra Peru S.A. amounting to S/ 0.2 million.
[3]	As of December 31, 2021, mainly corresponds to the penalty imposed by INDECOPI’s Technical Secretariat to Cumbra Peru S.A. for S/ 28.1 million and Unna Transporte S.A.C. for S/ 2.4 million (note 21.a); additionally, income tax penalties in AENZA S.A.A. for S/ 18.2 million, Cumbra Peru S.A. for S/ 9.5 million and Cumbra Ingenieria S.A. for S/ 0.9 million.